Stock Compensation Expense and Warrants (Details) - Schedule of equity incentive plan - FaZe Clan Inc.[Member] - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Awards Reserved for Issuance [Member]
Stock Compensation Expense and Warrants (Details) - Schedule of equity incentive plan [Line Items]
Equity Incentive Plan	10,500,000	8,000,000
Awards Outstanding [Member]
Stock Compensation Expense and Warrants (Details) - Schedule of equity incentive plan [Line Items]
Equity Incentive Plan	8,964,772	5,340,000
Awards Available for Grant [Member]
Stock Compensation Expense and Warrants (Details) - Schedule of equity incentive plan [Line Items]
Equity Incentive Plan	1,535,228	2,660,000